PROJECT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
PROJECT ASSETS
Project assets - Acquisition cost	$ 119,060,212	$ 244,636,069
Project assets - EPC and other cost	185,450,721	260,361,532
Total project assets	304,510,933	504,997,601
Current portion	235,228,186	344,161,805
Non-current portion	69,282,747	160,835,796
Impairment charges	$ 2,311,164	$ 1,557,734